Concentrations, Risks and Uncertainties	6 Months Ended
Apr. 30, 2025
Concentrations, Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES
16.	CONCENTRATIONS, RISKS AND UNCERTAINTIES

Deterioration in general economic conditions in the United States and globally, including the effect of prolonged periods of inflation on our customers and suppliers, could harm our business and results of operations.

Our business and results of operations could be adversely affected by changes in national or global economic conditions. These conditions include but are not limited to inflation, rising interest rates, availability of capital markets, energy availability and costs (including fuel surcharges), negative impacts resulting from the military conflict between Russia and the Ukraine, and the effects of governmental initiatives to manage economic conditions. Impacts of such conditions could be passed on to our business in the form of a reduced customer base and/or our customers spendings due to possible reductions in industry-wide spendings and/or economic pressure on our suppliers to pass on increased costs.

Risks Related to Doing Business in China

The recent state government interference into business activities on U.S. listed Chinese companies may negatively impact our operations.

Recently, the Chinese government announced that it would step up supervision of Chinese firms listed offshore. Under the new measures, China will improve regulation of cross-border data flows and security, crack down on illegal activity in the securities market and punish fraudulent securities issuance, market manipulation and insider trading, China will also check sources of funding for securities investment and control leverage ratios. The Cyberspace Administration of China (the “CAC”) has also opened a cybersecurity probe into several U.S.-listed tech giants focusing on anti-monopoly, financial technology regulation and more recently, with the passage of the Data Security Law, how companies collect, store, process and transfer data. Our operations and business interests are in Taiwan and mainland China. If the Chinese government’s interference expands and by proxy, our business interests are affected, our operations may be negatively impacted although presently, there is no discernible immediate impact.

Credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not federally insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentration

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Company’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

The concentration on sales revenues generated by customers type comprised of the following:

	For the six months ended April 30,
	2025	2024
Percentage of the Company’s sales
Customer A	9%	74%
Customer H	68%	-%
Customer C	21%	3%
Customer G	-%	22%

The table sets above information as to the revenue derived from those customers that accounted for more than 10% of the Company’s total revenues for the six months ended April 30, 2025 and 2024.

	As of April 30, 2025	As of October 31, 2024
Percentage of the Company’s accounts receivable
Customer A	35%	49%
Customer H	39%	-%
Customer C	15%	24%
Customer F	5%	13%

The table above sets forth information as to each customer that accounted for more than 10% for the Company’s accounts receivable as of April 30, 2025 and October 31, 2024.

The concentration on purchases generated by suppliers type comprised of the following:

	For the six months ended April 30,
	2025	2024
Percentage of the Company’s purchases
Supplier A	4%	12%
Supplier C	29%	-%
Supplier F	57%	69%
Supplier J	-%	19%

The table sets above information as to the purchases derived from the supplier that accounted for more than 10% of the Company’s total purchases for the six months ended April 30, 2025 and 2024.

	As of
	April 30, 2025	October 31, 2024
Percentage of the Company’s accounts payable
Supplier C	43%	28%
Supplier D	9%	16%
Supplier F	44%	49%

The table above sets forth information as to each supplier that accounted for more than 10% for the Company’s accounts payable as of April 30, 2025 and October 31, 2024.